Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Common stocks: 2.89%
Industrials: 0.46%
Machinery: 0.46%
The Timken Company	26,000	$ 1,711,580
Information technology: 1.94%
Semiconductors & semiconductor equipment: 1.94%
Broadcom Incorporated	13,000	7,197,840
Materials: 0.49%
Chemicals: 0.28%
Eastman Chemical Company	10,000	1,042,900
Containers & packaging: 0.21%
Berry Global Group Incorporated †	11,000	759,550
Total Common stocks (Cost $8,380,647)		10,711,870

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 75.58%
Consumer discretionary: 4.96%
Auto components: 2.92%
Speedway Motors Incorporated 144A	4.88%	11-1-2027	$ 2,000,000	2,040,000
Tenneco Incorporated «	5.00	7-15-2026	6,000,000	5,727,360
Tenneco Incorporated 144A	5.13	4-15-2029	3,200,000	3,081,452
				10,848,812
Hotels, restaurants & leisure: 0.88%
International Game Technology plc 144A	6.50	2-15-2025	3,000,000	3,255,000
Household durables: 1.16%
Installed Building Company 144A	5.75	2-1-2028	4,110,000	4,300,088
Consumer staples: 5.67%
Food products: 3.17%
Post Holdings Incorporated 144A	4.50	9-15-2031	12,195,000	11,768,419
Household durables: 2.50%
Spectrum Brands Incorporated 144A	3.88	3-15-2031	9,645,000	9,259,200
Energy: 1.42%
Oil, gas & consumable fuels: 1.42%
Cheniere Energy Partners LP	4.50	10-1-2029	5,000,000	5,255,613
Health care: 22.39%
Health care equipment & supplies: 3.87%
Hologic Incorporated 144A	3.25	2-15-2029	10,500,000	10,303,125
Teleflex Incorporated 144A	4.25	6-1-2028	4,000,000	4,040,000
				14,343,125
Health care providers & services: 11.60%
AMN Healthcare Incorporated 144A	4.00	4-15-2029	11,500,000	11,586,250
See accompanying notes to portfolio of investments

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Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
AMN Healthcare Incorporated 144A	4.63%	10-1-2027	$ 2,250,000	$ 2,311,875
Catalent Pharma Solutions Incorporated 144A	3.13	2-15-2029	6,250,000	5,959,063
Centene Corporation	4.63	12-15-2029	3,000,000	3,210,000
Davita Incorporated 144A	4.63	6-1-2030	13,000,000	12,837,500
Encompass Health Corporation	4.63	4-1-2031	5,500,000	5,462,146
HealthSouth Corporation	5.13	3-15-2023	1,667,000	1,667,000
				43,033,834
Health care technology: 0.83%
IQVIA Incorporated 144A	5.00	10-15-2026	3,000,000	3,067,500
Life sciences tools & services: 1.86%
Charles River Laboratories Incorporated 144A	4.00	3-15-2031	6,900,000	6,917,250
Pharmaceuticals: 4.23%
Bausch Health Companies Incorporated 144A	5.25	2-15-2031	4,000,000	3,432,840
Organon Finance 1 LLC 144A	5.13	4-30-2031	12,000,000	12,255,000
				15,687,840
Industrials: 14.42%
Aerospace & defense: 4.69%
Moog Incorporated 144A	4.25	12-15-2027	4,050,000	4,113,484
TransDigm Group Incorporated	4.63	1-15-2029	4,000,000	3,832,120
TransDigm Group Incorporated	6.38	6-15-2026	9,200,000	9,464,500
				17,410,104
Commercial services & supplies: 6.13%
ACCO Brands Corporation 144A	4.25	3-15-2029	7,000,000	6,842,500
Clean Harbors Incorporated 144A	4.88	7-15-2027	3,000,000	3,082,500
Clean Harbors Incorporated 144A	5.13	7-15-2029	4,250,000	4,547,500
Stericycle Incorporated 144A	5.38	7-15-2024	6,000,000	6,138,000
Stericycle Incorporated 144A	3.88	1-15-2029	2,200,000	2,145,000
				22,755,500
Construction & engineering: 3.60%
Dycom Industries Incorporated 144A	4.50	4-15-2029	13,250,000	13,340,233
Information technology: 9.43%
Communications equipment: 1.14%
CommScope Technologies LLC 144A	5.00	3-15-2027	1,000,000	897,910
CommScope Technologies LLC 144A	6.00	6-15-2025	3,466,000	3,344,690
				4,242,600
Electronic equipment, instruments & components: 2.48%
TTM Technologies Incorporated 144A	4.00	3-1-2029	9,495,000	9,211,859
IT services: 0.40%
Gartner Incorporated 144A	3.63	6-15-2029	1,500,000	1,490,625
Semiconductors & semiconductor equipment: 3.93%
Microchip Technology Incorporated	4.25	9-1-2025	2,350,000	2,441,005
Synaptics Incorporated 144A	4.00	6-15-2029	12,000,000	12,120,000
				14,561,005
See accompanying notes to portfolio of investments

2  |  Allspring High Yield Bond Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software: 0.55%
Citrix Systems Incorporated	3.30%	3-1-2030	$ 2,000,000	$ 2,023,409
Technology hardware, storage & peripherals: 0.93%
Western Digital Corporation	4.75	2-15-2026	3,195,000	3,450,312
Materials: 10.28%
Chemicals: 5.37%
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,421,853
Olin Corporation	5.50	8-15-2022	3,275,000	3,360,969
Tronox Incorporated 144A	4.63	3-15-2029	6,640,000	6,440,800
Valvoline Incorporated 144A	3.63	6-15-2031	7,000,000	6,702,500
				19,926,122
Containers & packaging: 4.91%
Ball Corporation	2.88	8-15-2030	15,000,000	14,249,250
Berry Global Incorporated 144A«	4.50	2-15-2026	3,932,000	3,945,546
				18,194,796
Real estate: 7.01%
Equity REITs: 7.01%
Iron Mountain Incorporated 144A	4.50	2-15-2031	9,700,000	9,524,915
Iron Mountain Incorporated 144A	4.88	9-15-2027	500,000	507,130
Sabra Health Care LP	3.90	10-15-2029	3,639,000	3,837,539
SBA Communications Corporation 144A	3.13	2-1-2029	7,000,000	6,650,000
SBA Communications Corporation	3.88	2-15-2027	5,350,000	5,476,140
				25,995,724
Total Corporate bonds and notes (Cost $284,596,690)				280,338,970
Yankee corporate bonds and notes: 13.21%
Consumer discretionary: 2.49%
Auto components: 2.49%
Adient Global Holdings Limited 144A	4.88	8-15-2026	9,210,000	9,221,513
Health care: 3.22%
Pharmaceuticals: 3.22%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	13,450,000	11,533,375
Jazz Securities Designated Activity Company 144A	4.38	1-15-2029	400,000	407,528
				11,940,903
Industrials: 3.17%
Electrical equipment: 3.17%
Sensata Technologies BV 144A	4.00	4-15-2029	11,600,000	11,762,400
Information technology: 1.16%
Technology hardware, storage & peripherals: 1.16%
Seagate HDD 144A	3.13	7-15-2029	1,000,000	952,000
Seagate HDD	4.09	6-1-2029	3,273,000	3,352,239
				4,304,239
See accompanying notes to portfolio of investments

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Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 3.17%
Chemicals: 3.17%
Diamond (BC) BV 144A	4.63%	10-1-2029	$ 200,000	$ 195,500
Methanex Corporation	5.13	10-15-2027	11,067,000	11,565,015
				11,760,515
Total Yankee corporate bonds and notes (Cost $50,588,445)				48,989,570

		Yield	Shares
Short-term investments: 8.45%
Investment companies: 8.45%
Allspring Government Money Market Fund Select Class ♠∞		0.03	27,385,669	27,385,669
Securities Lending Cash Investments LLC ♠∩∞		0.04	3,946,200	3,946,200
Total Short-term investments (Cost $31,331,869)				31,331,869
Total investments in securities (Cost $374,897,651)	100.13%			371,372,279
Other assets and liabilities, net	(0.13)			(470,563)
Total net assets	100.00%			$370,901,716

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,030,349	$33,275,382	$(6,920,062)	$0	$0	$27,385,669	27,385,669	$249
Securities Lending Cash Investments LLC	7,814,000	3,090,843	(6,958,643)	0	0	3,946,200	3,946,200	460#
				$0	$0	$31,331,869		$709

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring High Yield Bond Fund

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Managment"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring High Yield Bond Fund  |  5

Notes to portfolio of investments—November 30, 2021 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Industrials	$1,711,580	$0	$0	$1,711,580
Information technology	7,197,840	0	0	7,197,840
Materials	1,802,450	0	0	1,802,450
Corporate bonds and notes	0	280,338,970	0	280,338,970
Yankee corporate bonds and notes	0	48,989,570	0	48,989,570
Short-term investments
Investment companies	31,331,869	0	0	31,331,869
Total assets	$42,043,739	$329,328,540	$0	$371,372,279
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended November 30, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring High Yield Bond Fund